GOODWILL AND INTANGIBLE ASSETS - Summary of Estimated Annual Intangible Amortization (Detail) $ in Thousands	Dec. 31, 2023 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 354,037
2025	295,941
2026	278,485
2027	256,253
2028	237,251
Thereafter	2,497,287
Total	$ 3,919,254